Document and Entity Information (USD $)	12 Months Ended
	Jun. 26, 2013	Aug. 12, 2013	Dec. 26, 2012
Document Documentand Entity Information [Abstract]
Entity Registrant Name	BRINKER INTERNATIONAL INC
Entity Central Index Key	0000703351
Current Fiscal Year End Date	--06-26
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Document Period End Date	Jun 26, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		66,224,836
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 1,999,440,915

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011
Revenues [Abstract]
Company sales	$ 2,766,618	$ 2,748,462	$ 2,685,441
Franchise and other revenues	79,480	72,260	75,945
Total revenues	2,846,098	2,820,722	2,761,386
Operating Costs and Expenses:
Cost of sales	758,377	769,729	742,283
Restaurant labor	892,413	891,910	886,559
Restaurant expenses	655,214	649,830	655,060
Company restaurant expenses	2,306,004	2,311,469	2,283,902
Depreciation and amortization	131,481	125,054	128,447
General and administrative	134,538	143,388	132,834
Other gains and charges	17,300	8,974	10,783
Total operating costs and expenses	2,589,323	2,588,885	2,555,966
Operating income	256,775	231,837	205,420
Interest expense	29,118	26,800	28,311
Other, net	(2,658)	(3,772)	(6,220)
Income before provision for income taxes	230,315	208,809	183,329
Provision for income taxes	66,956	57,577	42,269
Net income	$ 163,359	$ 151,232	$ 141,060
Basic net income per share:
Basic net income per share (in dollars per share)	$ 2.28	$ 1.93	$ 1.55
Diluted net income per share:
Diluted net income per share (in dollars per share)	$ 2.2	$ 1.87	$ 1.53
Basic weighted average shares outstanding (in shares)	71,788	78,559	90,807
Diluted weighted average shares outstanding (in shares)	74,158	80,664	92,320
Dividends per share (in dollars per share)	$ 0.8	$ 0.64	$ 0.56

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 26, 2013	Jun. 27, 2012
Current Assets:
Cash and cash equivalents	$ 59,367	$ 59,103
Accounts receivable	37,842	43,387
Inventories	24,628	25,360
Prepaid expenses and other	71,824	66,359
Income taxes receivable	4,930	1,055
Deferred income taxes	0	2,918
Total current assets	198,591	198,182
Property and Equipment:
Land	147,581	152,382
Buildings and leasehold improvements	1,435,426	1,399,905
Furniture and equipment	580,115	556,304
Construction-in-progress	20,588	11,211
Gross property and equipment	2,183,710	2,119,802
Less accumulated depreciation and amortization	(1,147,895)	(1,076,238)
Net property and equipment	1,035,815	1,043,564
Other Assets:
Goodwill	142,103	125,604
Deferred income taxes	24,064	20,231
Other	52,030	51,827
Total other assets	218,197	197,662
Total assets	1,452,603	1,439,408
Current Liabilities:
Current installments of long-term debt	27,596	27,334
Accounts payable	93,326	100,531
Accrued liabilities	268,444	273,884
Deferred income taxes	845	0
Total current liabilities	390,211	401,749
Long-term debt, less current installments	780,121	587,890
Other liabilities	132,914	139,896
Commitments and Contingencies (Notes 9 and 14)
Shareholders’ Equity:
Common stock—250,000,000 authorized shares; $.10 par value; 176,246,649 shares issued and 67,444,099 shares outstanding at June 26, 2013 and 176,246,649 shares issued and 74,342,115 shares outstanding at June 27, 2012	17,625	17,625
Additional paid-in capital	477,420	466,781
Retained earnings	2,217,623	2,112,858
Shareholders' equity including treasury stock	2,712,668	2,597,264
Less treasury stock, at cost (108,802,550 shares at June 26, 2013 and 101,904,534 shares at June 27, 2012)	(2,563,311)	(2,287,391)
Total shareholders’ equity	149,357	309,873
Total liabilities and shareholders’ equity	$ 1,452,603	$ 1,439,408

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 26, 2013	Jun. 27, 2012
Common stock, authorized shares	250,000,000	250,000,000
Common stock, par value	$ 0.1	$ 0.1
Common stock, shares issued	176,246,649	176,246,649
Common stock, shares outstanding	67,444,099	74,342,115
Treasury stock, shares	108,802,550	101,904,534

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Jun. 30, 2010	$ 728,748	$ 17,625	$ 465,721	$ 1,923,561	$ (1,678,159)	$ 0
Balance, shares at Jun. 30, 2010		101,572,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income and comprehensive income	141,060	0	0	141,060	0	0
Dividends	(51,432)	0	0	(51,432)	0	0
Stock-based compensation	13,381	0	13,381	0	0	0
Purchases of treasury stock	(422,099)	0	(1,788)	0	(420,311)	0
Purchases of treasury stock, shares		(20,585,000)
Issuances of common stock	33,057	0	(9,821)	0	42,878	0
Issuances of common stock, shares		1,951,000
Excess tax shortfall from stock-based compensation	(3,805)	0	(3,805)	0	0	0
Balance at Jun. 29, 2011	438,910	17,625	463,688	2,013,189	(2,055,592)	0
Balance, shares at Jun. 29, 2011		82,938,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income and comprehensive income	151,232	0	0	151,232	0	0
Dividends	(51,563)	0	0	(51,563)	0	0
Stock-based compensation	13,461	0	13,461	0	0	0
Purchases of treasury stock	(287,291)	0	(2,901)	0	(284,390)	0
Purchases of treasury stock, shares		(10,966,000)
Issuances of common stock	43,416	0	(9,175)	0	52,591	0
Issuances of common stock, shares		2,370,000
Excess tax shortfall from stock-based compensation	1,708	0	1,708	0	0	0
Balance at Jun. 27, 2012	309,873	17,625	466,781	2,112,858	(2,287,391)	0
Balance, shares at Jun. 27, 2012	74,342,115	74,342,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income and comprehensive income	163,359	0	0	163,359	0	0
Dividends	(58,594)	0	0	(58,594)	0	0
Stock-based compensation	16,610	0	16,610	0	0	0
Purchases of treasury stock	(333,384)	0	(5,565)	0	(327,819)	0
Purchases of treasury stock, shares		(9,176,000)
Issuances of common stock	41,190	0	(10,709)	0	51,899	0
Issuances of common stock, shares		2,278,000
Excess tax shortfall from stock-based compensation	10,303	0	10,303	0	0	0
Balance at Jun. 26, 2013	$ 149,357	$ 17,625	$ 477,420	$ 2,217,623	$ (2,563,311)	$ 0
Balance, shares at Jun. 26, 2013	67,444,099	67,444,000

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011
Dividends, per share (in dollars per share)	$ 0.8	$ 0.64	$ 0.56

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011
Cash Flows from Operating Activities:
Net income	$ 163,359	$ 151,232	$ 141,060
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	131,481	125,054	128,447
Restructure charges and other impairments	11,425	10,396	8,427
Deferred income taxes	(4,793)	11,808	15,277
Net (gain) loss on disposal of assets	(6,905)	490	(401)
Stock-based compensation	15,909	13,461	12,789
Loss (Earnings) on equity investments	851	1,350	(1,802)
Other	363	799	405
Changes in assets and liabilities:
Accounts receivable	5,398	608	1,255
Inventories	908	(15)	1,341
Prepaid expenses and other	82	(2,984)	(2,150)
Other assets	(4,115)	489	406
Current income taxes	749	(3,874)	(3,976)
Accounts payable	(9,339)	12,188	(21,515)
Accrued liabilities	(9,995)	(17,197)	(15,178)
Other liabilities	(4,690)	(367)	(4,397)
Net cash provided by operating activities	290,688	303,438	259,988
Cash Flows from Investing Activities:
Payments for property and equipment	(131,531)	(125,226)	(70,361)
Payments for purchase of restaurants	(24,622)	(3,120)	0
Proceeds from sale of assets	17,157	8,112	8,696
Insurance recoveries	1,152	0	0
Investment in equity method investees	0	(3,170)	(2,896)
Net cash used in investing activities	(137,844)	(123,404)	(64,561)
Cash Flows from Financing Activities:
Payments on long-term debt	549,528	70,000	0
Purchases of treasury stock	(333,384)	(287,291)	(422,099)
Proceeds from issuances of treasury stock	(316,380)	(18,749)	(16,127)
Payments on revolving credit facility	(150,000)	0	0
Payments of dividends	110,000	40,000	0
Payments of dividends	(56,343)	(50,081)	(53,185)
Payments on revolving credit facility	41,190	43,416	33,057
Excess tax benefits from stock-based compensation	8,778	1,406	291
Payments for deferred financing costs	(5,969)	(1,620)	0
Net cash used in financing activities	(152,580)	(202,919)	(458,063)
Net change in cash and cash equivalents	264	(22,885)	(262,636)
Cash and cash equivalents at beginning of year	59,103	81,988	344,624
Cash and cash equivalents at end of year	$ 59,367	$ 59,103	$ 81,988

NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 26, 2013
Disclosure Nature Of Operations And Summary Of Significant Accounting Policies Narrative [Abstract]
NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
(a) Nature of Operations
We are principally engaged in the ownership, operation, development, and franchising of the Chili’s Grill & Bar (“Chili’s”) and Maggiano’s Little Italy (“Maggiano’s”) restaurant brands. At June 26, 2013, we owned, operated, or franchised 1,591 restaurants in the United States and 32 countries and two territories outside of the United States.
(b) Basis of Presentation
Our consolidated financial statements include the accounts of Brinker International, Inc. and our wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.
We have a 52/53 week fiscal year ending on the last Wednesday in June. Fiscal years 2013, 2012, and 2011 which ended on June 26, 2013, June 27, 2012, and June 29, 2011, respectively, each contained 52 weeks.
Beginning in fiscal 2013, revenues are presented in two separate captions on the consolidated statements of income to provide more clarity around company-owned restaurant revenue and operating expense trends. Company sales includes revenues generated by the operation of company-owned restaurants and gift card redemptions. Franchise and other revenues includes royalties, development fees, franchise fees, Maggiano's banquet service charge income and certain gift card activity (breakage and discounts). Prior year revenue amounts have been reclassified to conform to the fiscal 2013 presentation. These reclassifications have no effect on total revenue or net income previously reported. Certain other prior year balances in the accompanying consolidated balance sheets have been reclassified to conform with fiscal 2013 presentation. These reclassifications have no effect on our net income as previously reported and an immaterial impact on our prior year consolidated balance sheets.
We report certain labor and related expenses in a separate caption on the consolidated statements of income titled restaurant labor. Restaurant labor includes all compensation-related expenses, including benefits and incentive compensation, for restaurant team members at the general manager level and below. Labor-related expenses attributable to multi-restaurant (or above-restaurant) supervision is included in restaurant expenses.
(c) Use of Estimates
The preparation of the consolidated financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and costs and expenses during the reporting period. Actual results could differ from those estimates.
(d) Revenue Recognition
We record revenue from the sale of food, beverages and alcohol as products are sold. Initial fees received from a franchisee to establish a new franchise are recognized as income when we have performed our obligations required to assist the franchisee in opening a new franchise restaurant, which is generally upon the opening of such restaurant. Fees received for development arrangements are recognized as income upon payment of the fees. Continuing royalties, which are a percentage of net sales of franchised restaurants, are accrued as income when earned.
Proceeds from the sale of gift cards are recorded as deferred revenue and recognized as revenue when the gift card is redeemed by the holder. Breakage income represents the value associated with the portion of gift cards sold that will most likely never be redeemed. Based on our historical gift card redemption patterns and considering our gift cards have no expiration dates or dormancy fees, we can reasonably estimate the amount of gift cards for which redemption is remote and record breakage income based on this estimate. We recognize breakage income within franchise and other revenues in the consolidated statements of income. We update our estimate of our breakage rate periodically and, if necessary, adjust the deferred revenue balance accordingly.

(e) Fair Value Measurements
Fair value is defined as the price that we would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants on the measurement date. In determining fair value, the accounting standards establish a three level hierarchy for inputs used in measuring fair value, as follows:

•	Level 1—inputs are quoted prices in active markets for identical assets or liabilities.

•	Level 2—inputs are observable for the asset or liability, either directly or indirectly, including quoted prices in active markets for similar assets or liabilities.

•	Level 3—inputs are unobservable and reflect our own assumptions.
(f) Cash and Cash Equivalents
Our policy is to invest cash in excess of operating requirements in income-producing investments. Income-producing investments with original maturities of three months or less are reflected as cash equivalents.
(g) Accounts Receivable
Accounts receivable, net of the allowance for doubtful accounts, represents their estimated net realizable value. Provisions for doubtful accounts are recorded based on management’s judgment regarding our ability to collect as well as the age of the receivables. Accounts receivable are written off when they are deemed uncollectible.
(h) Inventories
Inventories consist of food, beverages and supplies. During fiscal 2013, we completed the implementation of a new restaurant information system for all company-owned Chili’s restaurants and began the implementation process for all Maggiano's restaurants. Inventories located at the converted restaurants are valued using the first-in, first-out or “FIFO” method. All other inventories are stated at the lower of cost (weighted average cost method) or market. The change in inventory valuation methods did not have a material impact on our financial statements.
(i) Property and Equipment
Property and equipment is stated at cost. Buildings and leasehold improvements are depreciated using the straight-line method over the lesser of the life of the lease, including renewal options, or the estimated useful lives of the assets, which range from 5 to 20 years. Furniture and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, which range from 3 to 10 years. Routine repair and maintenance costs are expensed when incurred. Major replacements and improvements are capitalized.
We review the carrying amount of property and equipment semi-annually or when events or circumstances indicate that the carrying amount may not be recoverable. If the carrying amount is not recoverable, we record an impairment charge for the excess of the carrying amount over the fair value. We determine fair value based on projected discounted future operating cash flows of the restaurants over their remaining service life using a risk adjusted discount rate that is commensurate with the risk inherent in our current business model. Impairment charges are included in other gains and charges in the consolidated statements of income.
(j) Operating Leases
Rent expense for leases that contain scheduled rent increases is recognized on a straight-line basis over the lease term, including cancelable option periods where failure to exercise such options would result in an economic penalty such that the renewal appears reasonably assured. The straight-line rent calculation and rent expense includes the rent holiday period, which is the period of time between taking control of a leased site and the rent commencement date. Contingent rents are generally amounts due as a result of sales in excess of amounts stipulated in certain restaurant leases and are included in rent expense as they are incurred. Landlord contributions are recorded when received as a deferred rent liability and amortized as a reduction of rent expense on a straight-line basis over the lesser of the lease term, including renewal options, or 20 years.
(k) Advertising
Advertising production costs are expensed in the period when the advertising first takes place. Other advertising costs are expensed as incurred. Advertising costs, net of advertising contributions from franchisees, were $82.8 million, $80.4 million and $80.2 million million in fiscal 2013, 2012, and 2011, respectively, and are included in restaurant expenses in the consolidated statements of income.
(l) Goodwill
Goodwill is not subject to amortization, but is tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill has been assigned to reporting units for purposes of impairment testing. Our two restaurant brands, Chili’s and Maggiano’s, are both reporting units and operating segments. We have established that the appropriate level to evaluate goodwill is at the operating segment level. The menu items, services offered and food preparation are virtually identical at each restaurant within the reporting unit and our targeted customer is consistent across each brand. We maintain a centralized purchasing department which manages all purchasing and distribution for our restaurants. In addition, contracts for our food supplies are negotiated at a consolidated level in order to secure the best prices and maintain similar quality across all of our brands. Local laws, regulations and other issues may result in slightly different legal and regulatory environments; however, the overall regulatory climate within and across our operating segments is quite similar. As such, we believe that aggregating components is appropriate for the evaluation of goodwill.
Goodwill impairment tests consist of a comparison of each reporting unit’s fair value with its carrying value. We determine fair value based on a combination of market based values and projected discounted future operating cash flows of the restaurant brands using a risk adjusted discount rate that is commensurate with the risk inherent in our current business model. If the carrying value of a reporting unit exceeds its fair value, goodwill is written down to its implied fair value. We determined that there was no goodwill impairment during our annual test and no indicators of impairment were identified through the end of fiscal year 2013. See Note 5 for additional disclosures related to goodwill.
We have occasionally acquired restaurants from our franchisees. Goodwill from these acquisitions represents the excess of the cost of a business acquired over the net amounts assigned to assets acquired, including identifiable intangible assets, primarily reacquired franchise rights. In connection with the sale of restaurants, we have allocated goodwill from the reporting unit, or restaurant brand, to the disposal group in the determination of the gain or loss on the disposition. The allocation was based on the relative fair values of the disposal group and the portion of the reporting unit that was retained. We have recognized reacquired rights in connection with previous business combinations; however, we have not sold any restaurants acquired in those combinations. When we have disposed a restaurant brand and all related restaurants, the entire goodwill balance associated with the reporting unit or brand has been included in the disposal group for purposes of determining the gain or loss on the disposition.
(m) Liquor Licenses
The costs of obtaining non-transferable liquor licenses from local government agencies are expensed over the specified term of the license. The costs of purchasing transferable liquor licenses through open markets in jurisdictions with a limited number of authorized liquor licenses are capitalized as indefinite-lived intangible assets and included in other assets.
Liquor licenses are reviewed for impairment semi-annually or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the carrying amount is not recoverable, we record an impairment charge for the excess of the carrying amount over the fair value. We determine fair value based on prices in the open market for licenses in same or similar jurisdictions. Impairment charges are included in other gains and charges in the consolidated statements of income.
(n) Sales Taxes
Sales taxes collected from guests are excluded from revenues. The obligation is included in accrued liabilities until the taxes are remitted to the appropriate taxing authorities.
(o) Self-Insurance Program
We utilize a paid loss self-insurance plan for health, general liability and workers’ compensation coverage. Predetermined loss limits have been arranged with insurance companies to limit our per occurrence cash outlay. Accrued and other liabilities include the estimated incurred but unreported costs to settle unpaid claims and estimated future claims.
(p) Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

(q) Stock-Based Compensation
We measure and recognize compensation cost at fair value for all share-based payments, including stock options. We record compensation expense using a graded-vesting schedule over the vesting period, or to the date on which retirement eligibility is achieved, if shorter (non-substantive vesting period approach).
Certain employees are eligible to receive stock options, performance shares, restricted stock and restricted stock units, while non-employee members of the Board of Directors are eligible to receive stock options, restricted stock and restricted stock units. Performance shares represent a right to receive shares of common stock upon satisfaction of performance goals at the end of a three-year cycle. Performance shares are paid out in common stock and will be fully vested upon issuance. The fair value of performance shares is determined on the date of grant based on a Monte Carlo simulation model. The fair value of restricted stock and restricted stock units are based on our closing stock price on the date of grant.
Stock-based compensation expense totaled approximately $16.6 million, $13.5 million and $13.4 million for fiscal 2013, 2012 and 2011, respectively. The total income tax benefit recognized in the consolidated statements of income related to stock-based compensation expense was approximately $6.6 million, $5.1 million and $5.7 million during fiscal 2013, 2012 and 2011, respectively.
The weighted average fair values of option grants were $12.94, $9.35 and $7.20 during fiscal 2013, 2012 and 2011, respectively. The fair value of stock options is estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2013	2012	2011
Expected volatility	53.4%	56.7%	55.6%
Risk-free interest rate	0.7%	0.9%	1.6%
Expected lives	5 years	5 years	5 years
Dividend yield	2.4%	2.6%	3.1%

Expected volatility and the expected life of stock options are based on historical experience. The risk-free rate is based on the yield of a Treasury Note with a term equal to the expected life of the stock options.
(r) Preferred Stock
Our Board of Directors is authorized to provide for the issuance of 1.0 million preferred shares with a par value of $1.00 per share, in one or more series, and to fix the voting rights, liquidation preferences, dividend rates, conversion rights, redemption rights, and terms, including sinking fund provisions, and certain other rights and preferences. As of June 26, 2013, no preferred shares were issued.
(s) Shareholders’ Equity
In August 2012, our Board of Directors authorized a $500.0 million increase to our existing share repurchase program resulting in total authorizations of $3,385.0 million. We repurchased approximately 9.3 million shares of our common stock for $333.4 million during fiscal 2013. As of June 26, 2013, approximately $333 million was available under our share repurchase authorizations. Our stock repurchase plan has been and will be used to return capital to shareholders and to minimize the dilutive impact of stock options and other share-based awards. We evaluate potential share repurchases under our plan based on several factors, including our cash position, share price, operational liquidity, proceeds from divestitures, borrowings and planned investment and financing needs. Repurchased common stock is reflected as a reduction of shareholders’ equity. During fiscal 2013, approximately 1.8 million stock options were exercised resulting in cash proceeds of $41.2 million.
We paid dividends of $56.3 million to common stock shareholders during fiscal 2013, compared to $50.1 million in the prior year. Additionally, we declared a quarterly dividend of $13.5 million, or $0.20 per share, in June 2013 which was paid on June 27, 2013.
(t) Comprehensive Income
Comprehensive income is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Fiscal 2013, 2012 and 2011 comprehensive income consists of net income.
(u) Net Income Per Share
Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of common shares outstanding for the reporting period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. For the calculation of diluted net income per share, the basic weighted average number of shares is increased by the dilutive effect of stock options and restricted share awards, determined using the treasury stock method. We had approximately 193,000 stock options and restricted share awards outstanding at June 26, 2013, 287,000 stock options and restricted share awards outstanding at June 27, 2012, and 1.7 million stock options and restricted share awards outstanding at June 29, 2011 that were not included in the dilutive earnings per share calculation because the effect would have been antidilutive.
(v) Segment Reporting
Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Two or more operating segments may be aggregated into a single operating segment if they have similar economic characteristics and are similar in the following areas:

•	The nature of products and services

•	Nature of production processes

•	Type or class of customer

•	Methods used to distribute products or provide services

•	The nature of the regulatory environment, if applicable
Our two brands have similar types of products, contracts, customers and employees and all operate as full-service restaurants offering lunch and dinner in the casual-dining segment of the industry. In addition, we have similar long-term average margins across our brands. Therefore, we believe we meet the criteria for aggregating operating segments into a single reporting segment.

Acquisition	12 Months Ended
Jun. 26, 2013
Business Combinations [Abstract]
ACQUISITION OF CHILI'S RESTAURANTS
ACQUISITION OF CHILI'S RESTAURANTS

On June 1, 2013, we completed the acquisition of 11 Chili's restaurants in Alberta, Canada from an existing franchisee for $24.6 million in cash. The results of operations of the Canadian restaurants are included in our consolidated financial statements from the date of acquisition. The assets and liabilities of the Canadian restaurants were recorded at their respective fair values as of the date of acquisition. We are in the process of evaluating the fair value of the reacquired franchise rights through internal studies and third-party valuations. When the valuation process is complete, we will record the reacquired franchise rights at their estimated fair value with a corresponding decrease to goodwill.
The preliminary allocation of the purchase price is as follows (in thousands):

Current assets	341
Property and equipment	8,017
Goodwill	16,499
Other assets	585
Total assets acquired	25,442
Current liabilities	25
Other liabilities	795
Total liabilities assumed	820
Net assets acquired	24,622

The excess of the purchase price over the aggregate fair value of net assets acquired was allocated to goodwill. We expect the majority of the goodwill balance to be deductible for tax purposes. The portion of the purchase price attributable to goodwill represents benefits expected as a result of the acquisition, including sales and unit growth opportunities.
As a result of the acquisition, we incurred expenses of approximately $0.4 million during fiscal 2013, which are included in other gains and charges in our consolidated statement of income. Pro-forma financial information of the combined entities for periods prior to the acquisition is not presented due to the immaterial impact of the financial results of the Canadian restaurants on our consolidated financial statements.

INVESTMENTS AND OTHER DISPOSITIONS	12 Months Ended
Jun. 26, 2013
Disclosure Investments And Other Dispositions Narrative [Abstract]
INVESTMENTS AND OTHER DISPOSITIONS
INVESTMENTS AND OTHER DISPOSITIONS
(a) Investments
We have a joint venture agreement with CMR, S.A.B. de C.V. to develop 50 Chili’s restaurants in Mexico. We made a $1.6 million capital contribution to the joint venture in fiscal 2011. At June 26, 2013, 32 Chili’s restaurants were operating in the joint venture. We account for the Mexico joint venture investment under the equity method of accounting and record our share of the net income or loss of the investee within operating income since their operations are similar to our ongoing operations. These amounts have been included in restaurant expense in our consolidated statements of income due to the immaterial nature of the amounts.
In fiscal 2011, we entered into a joint venture investment with BTTO Participacoes Ltda (“BTTO”) to develop Chili's restaurants in Brazil. We made capital contributions of $1.6 million and $1.3 million to the joint venture during fiscal 2012 and 2011, respectively. One restaurant opened in September 2011. We accounted for this investment under the equity method of accounting until April 2012 when we purchased BTTO’s interest in the joint venture for approximately $1.5 million and began consolidating the entity’s results. In the fourth quarter of fiscal 2013, we fully impaired the property and equipment and recorded a charge in other gains and charges in the consolidated statement of income. The restaurant was subsequently closed in July 2013.
(b) Other Dispositions
In April 2013, we sold our remaining 16.6% ownership interest in Romano’s Macaroni Grill (“Macaroni Grill”) for approximately $8.3 million in cash proceeds. This amount was recorded as a gain in other gains and charges in the consolidated statement of income in fiscal 2013.

OTHER GAINS AND CHARGES	12 Months Ended
Jun. 26, 2013
Disclosure Other Gains And Charges [Abstract]
OTHER GAINS AND CHARGES
OTHER GAINS AND CHARGES

	2013	2012	2011
Loss on extinguishment of debt	$15,768	$0	$0
Gain on the sale of assets, net (see Note 3)	(11,228)	(3,306)	(2,100)
Restaurant impairment charges	5,276	3,139	1,937
Restaurant closure charges	3,637	4,655	4,515
Severance and other benefits	2,235	0	5,034
Impairment of liquor licenses	170	2,641	0
Other	1,442	1,845	1,397
	$17,300	$8,974	$10,783

In June 2013, we redeemed our 5.75% notes due May 2014, resulting in a charge of $15.8 million representing the remaining interest payments and unamortized debt issuance costs and discount. See Note 8 for additional disclosures related to fiscal 2013 and 2012 activity.
In fiscal 2013, we recognized gains of $11.2 million on the sale of assets, including an $8.3 million gain on the sale of our remaining interest in Macaroni Grill and net gains of $2.9 million related to land sales.
We recorded impairment charges for the excess of the carrying amount of property and equipment over the fair value related to underperforming restaurants that are continuing to operate. Restaurant impairment charges were $5.3 million, $3.1 million and $1.9 million during fiscal 2013, 2012 and 2011, respectively. The fiscal 2013 charge of $5.3 million primarily includes the impairment of the company-owned restaurant in Brazil. Additionally, we recorded $0.2 million and $2.6 million of impairment charges in fiscal 2013 and 2012, respectively, for the excess of the carrying amount of certain transferable liquor licenses over their fair value. See Note 10 for fair value disclosures related to the fiscal 2013 and 2012 charges.
We recorded charges of $3.6 million, $4.7 million and $4.5 million during fiscal 2013, 2012, and 2011, respectively, primarily consisting of lease termination charges associated with restaurants closed in prior years. Additionally, the charge for fiscal 2012 included $0.4 million of long-lived asset impairment charges resulting from closures.
During fiscal 2013 and 2011, we made organizational changes designed to better align our staff in support of our strategic goals and evolving business model. We incurred $2.2 million and $5.0 million in severance and other benefits resulting from these actions in fiscal 2013 and 2011, respectively. The severance charges are net of income related to the forfeiture of stock-based compensation awards.

GOODWILL	12 Months Ended
Jun. 26, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
GOODWILL
The changes in the carrying amount of goodwill for the fiscal years ended June 26, 2013 and June 27, 2012 are as follows (in thousands):

	2013	2012
Balance at beginning of year:
Goodwill	$188,438	$186,923
Accumulated impairment losses(a)	(62,834)	(62,834)
	125,604	124,089
Changes in goodwill:
Additions(b)	16,499	1,515
Balance at end of year:
Goodwill	204,937	188,438
Accumulated impairment losses	(62,834)	(62,834)
	$142,103	$125,604
____________________________________________________________________

(a)	The impairment losses recorded in prior years are related to restaurant brands that we no longer own.

(b)	Additions for the current year reflect the preliminary goodwill acquired as a result of the purchase of restaurants from a franchisee.

ACCRUED AND OTHER LIABILITIES	12 Months Ended
Jun. 26, 2013
ACCRUED AND OTHER LIABILITIES [Abstract]
ACCRUED AND OTHER LIABILITIES
ACCRUED AND OTHER LIABILITIES
Accrued liabilities consist of the following (in thousands):

	2013	2012
Payroll	$77,238	$87,414
Gift cards	91,893	86,332
Sales tax	18,613	18,785
Insurance	17,743	17,130
Property tax	14,119	14,257
Dividends	13,511	11,948
Other	35,327	38,018
	$268,444	$273,884

Other liabilities consist of the following (in thousands):

	2013	2012
Straight-line rent	$58,150	$57,418
Insurance	38,602	44,668
Landlord contributions	24,029	26,260
Unrecognized tax benefits	5,055	4,722
Other	7,078	6,828
	$132,914	$139,896

INCOME TAXES	12 Months Ended
Jun. 26, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
The provision for income taxes consists of the following (in thousands):

	2013	2012	2011
Current income tax expense:
Federal	$46,852	$27,707	$16,596
State	11,800	7,056	1,694
Foreign	2,879	5,098	2,046
Total current income tax expense	61,531	39,861	20,336
Deferred income tax expense (benefit):
Federal	7,344	16,520	20,507
State	(1,919)	1,196	1,426
Total deferred income tax expense	5,425	17,716	21,933
	$66,956	$57,577	$42,269

A reconciliation between the reported provision for income taxes and the amount computed by applying the statutory Federal income tax rate of 35% to income before provision for income taxes is as follows (in thousands):

	2013	2012	2011
Income tax expense at statutory rate	$80,610	$73,083	$64,165
FICA tax credit	(16,450)	(16,609)	(15,779)
State income taxes, net of Federal benefit	6,368	4,750	(316)
Other	(3,572)	(3,647)	(5,801)
	$66,956	$57,577	$42,269

The income tax effects of temporary differences that give rise to significant portions of deferred income tax assets and liabilities as of June 26, 2013 and June 27, 2012 are as follows (in thousands):

	2013	2012
Deferred income tax assets:
Leasing transactions	$40,662	$41,393
Stock-based compensation	13,250	12,577
Restructure charges and impairments	2,885	3,231
Insurance reserves	18,595	19,425
Employee benefit plans	544	577
Gift cards	13,171	11,296
Other, net	10,903	10,294
Total deferred income tax assets	100,010	98,793
Deferred income tax liabilities:
Prepaid expenses	15,776	14,306
Goodwill and other amortization	25,333	23,879
Depreciation and capitalized interest on property and equipment	32,160	33,617
Other, net	3,522	3,842
Total deferred income tax liabilities	76,791	75,644
Net deferred income tax asset	$23,219	$23,149

A reconciliation of unrecognized tax benefits for the fiscal years ended June 26, 2013 and June 27, 2012 are as follows (in thousands):

	2013	2012
Balance at beginning of year	$7,336	$9,142
Additions based on tax positions related to the current year	754	927
Additions based on tax positions related to prior years	7	260
Settlements with tax authorities	(930)	0
Expiration of statute of limitations	(779)	(2,993)
Balance at end of year	$6,388	$7,336

The total amount of unrecognized tax benefits that would favorably affect the effective tax rate if resolved in our favor due to the effect of deferred tax benefits was $4.3 million and $5.0 million as of June 26, 2013 and June 27, 2012, respectively. During the next twelve months, we anticipate that it is reasonably possible that the amount of unrecognized tax benefits could be reduced by approximately $0.6 million ($0.4 million of which would affect the effective tax rate due to the effect of deferred tax benefits) either because our tax position will be sustained upon audit or as a result of the expiration of the statute of limitations for specific jurisdictions.
We recognize accrued interest and penalties related to unrecognized tax benefits in income tax expense. During fiscal 2013, we recognized an expense of approximately $0.5 million in interest. During fiscal 2012 and 2011, we recognized benefits of approximately $0.3 million and$1.8 million, respectively, in interest due to the reduction of accrued interest from statute expirations and settlements, net of accrued interest for remaining positions. As of June 26, 2013, we had $2.1 million ($1.5 million net of a $0.6 million Federal deferred tax benefit) of interest and penalties accrued, compared to $2.9 million ($2.0 million net of a $0.9 million Federal deferred tax benefit) at June 27, 2012.

DEBT	12 Months Ended
Jun. 26, 2013
Debt Disclosure [Abstract]
DEBT
DEBT
Long-term debt consists of the following (in thousands):

	2013	2012
3.88% notes	$299,707	$0
2.60% notes	249,829	0
Term loan	212,500	237,500
5.75% notes	0	289,709
Revolving credit facility	0	40,000
Capital lease obligations (see Note 9)	45,681	48,015
	807,717	615,224
Less current installments	(27,596)	(27,334)
	$780,121	$587,890

In May 2013, we issued $550.0 million of notes consisting of two tranches - $250.0 million of 2.60% notes due in May 2018 and $300.0 million of 3.88% notes due in May 2023. We received proceeds totaling approximately $549.5 million prior to debt issuance costs and utilized the proceeds to redeem the 5.75% notes due in June 2014, pay down the revolver and fund share repurchases. The new notes require semi-annual interest payments beginning in the second quarter of fiscal 2014.
Our credit facility includes a $250 million revolver and a $250 million term loan and matures in August 2016. During the first two quarters of fiscal 2013, $110.0 million was drawn from the revolver to fund share repurchases. We subsequently repaid the outstanding balance of $150.0 million in the fourth quarter of fiscal 2013 leaving $250 million of credit available under the revolver as of June 26, 2013. During fiscal 2013, we paid our required term loan installments totaling $25.0 million bringing the outstanding balance to $212.5 million.
The term loan and revolving credit facility bear interest at LIBOR plus an applicable margin, which is a function of our credit rating and debt to cash flow ratio, but is subject to a maximum of LIBOR plus 2.50%. Based on our current credit rating, we are paying interest at a rate of LIBOR plus 1.63%. One month LIBOR at June 26, 2013 was approximately 0.20%.
Our debt agreements contain various financial covenants that, among other things, require the maintenance of certain leverage and fixed charge coverage ratios. We are currently in compliance with all financial covenants.
Excluding capital lease obligations (see Note 9) and interest, our long-term debt maturities for the five years following June 26, 2013 are as follows (in thousands):

Fiscal Year	Long-Term Debt
2014	$25,000
2015	25,000
2016	25,000
2017	137,500
2018	249,829
Thereafter	299,707
$762,036

LEASES	12 Months Ended
Jun. 26, 2013
Leases [Abstract]
LEASES
LEASES
(a) Capital Leases
We lease certain buildings under capital leases. The asset value of $39.0 million at June 26, 2013 and $39.4 million at June 27, 2012, and the related accumulated amortization of $18.2 million and $16.2 million at June 26, 2013 and June 27, 2012, respectively, are included in property and equipment. Amortization of assets under capital leases is included in depreciation and amortization expense.
(b) Operating Leases
We lease restaurant facilities and office space under operating leases having terms expiring at various dates through fiscal 2093. The restaurant leases have renewal clauses of 1 to 35 years at our option and, in some cases, have provisions for contingent rent based upon a percentage of sales in excess of specified levels, as defined in the leases. We include other rent-related costs in rent expense, such as common area maintenance, taxes and amortization of landlord contributions.
Rent expense consists of the following (in thousands):

	2013	2012	2011
Straight-lined minimum rent	$88,773	$88,194	$87,969
Contingent rent	3,637	3,752	4,138
Other	9,296	9,344	8,860
Total rent expense	$101,706	$101,290	$100,967

(c) Commitments
As of June 26, 2013, future minimum lease payments on capital and operating leases were as follows (in thousands):

Fiscal Year	Capital Leases	Operating Leases
2014	$5,581	$102,832
2015	5,692	93,741
2016	5,806	80,273
2017	5,709	57,389
2018	5,521	38,818
Thereafter	42,170	99,089
Total minimum lease payments(a)	70,479	$472,142
Imputed interest (average rate of 7%)	(24,798)
Present value of minimum lease payments	45,681
Less current installments	(2,596)
	$43,085
____________________________________________________________________

(a)
Future minimum lease payments have not been reduced by minimum sublease rentals to be received in the future under non-cancelable subleases. Sublease rentals are approximately $37.4 million and $54.8 million for capital and operating subleases, respectively.

FAIR VALUE DISCLOSURES	12 Months Ended
Jun. 26, 2013
Fair Value Disclosures [Abstract]
FAIR VALUE DISCLOSURES
FAIR VALUE DISCLOSURES
(a) Non-Financial Assets Measured on a Non-Recurring Basis
In fiscal 2013, assets primarily related to three underperforming restaurants including the company-owned Chili's in Brazil with a carrying value of $5.6 million were written down to their fair value of $0.3 million resulting in an impairment charge of $5.3 million. In fiscal 2012, assets primarily related to three underperforming restaurants with a carrying value of $4.7 million were written down to their fair value of $1.6 million resulting in an impairment charge of $3.1 million. We determined fair value based on projected discounted future operating cash flows of the restaurants over their remaining service life using a risk adjusted discount rate that is commensurate with the risk inherent in our current business model.
In fiscal 2013, one transferable liquor license with a carrying value of $0.3 million was written down to the fair value of $0.1 million resulting in an impairment charge of $0.2 million. In fiscal 2012, certain transferable liquor licenses with a carrying value of $6.7 million were written down to their fair value of $4.1 million resulting in an impairment charge of $2.6 million. We determined fair value based on prices in the open market for licenses in same or similar jurisdictions.
All impairment charges related to underperforming restaurants and liquor licenses were included in other gains and charges in the consolidated statement of income for the periods presented.
The following table presents fair values for those assets measured at fair value on a non-recurring basis at June 26, 2013 and June 27, 2012 (in thousands):

	Fair Value Measurements Using
	(Level 1)	(Level 2)	(Level 3)	Total
Long-lived assets held for use:
At June 26, 2013	$0	$0	$333	$333
At June 27, 2012	$0	$0	$1,586	$1,586
Liquor licenses:
At June 26, 2013	$0	$100	$0	$100
At June 27, 2012	$0	$4,109	$0	$4,109

(b) Other Financial Instruments
Our financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable and long-term debt. The fair value of cash and cash equivalents, accounts receivable and accounts payable approximates their carrying amounts while the fair value of the 2.60% notes, 3.88% notes, and 5.75% notes is based on quoted market prices. At June 26, 2013, the 2.60% notes had a carrying value of $249.8 million and a fair value of $244.2 million and the 3.88% notes had a carrying value of $299.7 million and a fair value of $279.5 million. At June 27, 2012, the 5.75% notes had a carrying value of $289.7 million and a fair value of $310.2 million.

STOCK-BASED COMPENSATION	12 Months Ended
Jun. 26, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION
Our shareholders approved stock-based compensation plans including the Stock Option and Incentive Plan and the Stock Option and Incentive Plan for Non-Employee Directors and Consultants (collectively, the “Plans”). The total number of shares authorized for issuance to employees and non-employee directors and consultants under the Plans is currently 35.3 million. The Plans provide for grants of options to purchase our common stock, restricted stock, restricted stock units, performance shares and stock appreciation rights.
(a) Stock Options
Expense related to stock options issued to eligible employees under the Plans is recognized using a graded-vesting schedule over the vesting period or to the date on which retirement eligibility is achieved, if shorter. Stock options generally vest over a period of 1 to 4 years and have contractual terms to exercise of 8 to 10 years. Full or partial vesting of awards may occur upon a change in control (as defined in the Plans), or upon an employee’s death, disability or involuntary termination.
Transactions during fiscal 2013 were as follows (in thousands, except option prices):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at June 27, 2012	4,354	$22.07
Granted	312	34.73
Exercised	(1,825)	22.57
Forfeited or canceled	(116)	23.31
Options outstanding at June 26, 2013	2,725	$23.13	4.0	$42,224
Options exercisable at June 26, 2013	1,709	$21.94	2.7	$28,524

At June 26, 2013, unrecognized compensation expense related to stock options totaled approximately $3.1 million and will be recognized over a weighted average period of 1.9 years. The intrinsic value of options exercised totaled approximately $22.4 million, $12.6 million and $5.5 million during fiscal 2013, 2012 and 2011, respectively. The tax benefit realized on options exercised totaled approximately $8.1 million, $4.8 million and $2.1 million during fiscal 2013, 2012 and 2011, respectively.
(b) Restricted Share Awards
Restricted share awards consist of performance shares, restricted stock and restricted stock units. Performance shares and most restricted stock units issued to eligible employees under the Plans generally vest in full on the third anniversary of the date of grant, while restricted stock units issued to eligible employees under our career equity plan generally vest upon each employee’s retirement from the Company. Expense is recognized ratably over the vesting period, or to the date on which retirement eligibility is achieved, if shorter. Restricted stock and restricted stock units issued to non-employee directors under the Plans generally vest in full on the fourth anniversary of the date of grant or upon each director’s retirement from the Board and are expensed when granted. Full or partial vesting of awards may occur upon a change in control (as defined in the Plans), or upon an employee’s death, disability or involuntary termination.
Transactions during fiscal 2013 were as follows (in thousands, except fair values):

	Number of Restricted Share Awards	Weighted Average Fair Value Per Award
Restricted share awards outstanding at June 27, 2012	2,217	$14.86
Granted	539	35.41
Vested	(653)	11.39
Forfeited	(180)	21.93
Restricted share awards outstanding at June 26, 2013	1,923	$21.15

At June 26, 2013, unrecognized compensation expense related to restricted share awards totaled approximately $12.6 million and will be recognized over a weighted average period of 2.4 years. The fair value of shares that vested during fiscal 2013, 2012, and 2011 totaled approximately $22.0 million, $11.5 million and $7.5 million, respectively.

SAVINGS PLANS	12 Months Ended
Jun. 26, 2013
Compensation and Retirement Disclosure [Abstract]
SAVINGS PLANS
SAVINGS PLANS
We sponsor a qualified defined contribution retirement plan covering all employees who have attained the age of twenty-one and have completed one year and 1,000 hours of service. Eligible employees are allowed to contribute, subject to IRS limitations on total annual contributions, up to 50% of their base compensation and 100% of their eligible bonuses, as defined in the plan, to various investment funds. We match in cash at a rate of 100% of the first 3% an employee contributes and 50% of the next 2% the employee contributes with immediate vesting. In fiscal 2013, 2012, and 2011, we contributed approximately $7.2 million, $6.7 million, and $6.3 million, respectively.
We also sponsor a non-qualified defined contribution plan covering a select group of highly compensated employees, as defined in the plan. Eligible employees are allowed to defer receipt of up to 50% of their base compensation and bonus, as defined in the plan. There is no company match, but employee contributions earn interest based on a rate determined and announced in November prior to the start of the plan year. Employee contributions and earnings thereon vest immediately. A Rabbi Trust is used to fund obligations of the non-qualified plan. The market value of the trust assets is included in other assets and the liability to plan participants is included in other liabilities.

SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Jun. 26, 2013
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest and income taxes is as follows (in thousands):

	2013	2012	2011
Income taxes, net of refunds	$60,291	$47,514	$38,340
Interest, net of amounts capitalized (a)	41,504	24,455	25,810
____________________________________________________________________
(a) Interest includes $15.3 million of interest paid upon retirement of our 5.75% notes in June 2013.
Non-cash investing activities are as follows (in thousands):

	2013	2012	2011
Retirement of fully depreciated assets	$55,427	$77,249	$60,175

CONTINGENCIES	12 Months Ended
Jun. 26, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
In connection with the sale of restaurants to franchisees and brand divestitures, we have, in certain cases, guaranteed lease payments. As of June 26, 2013 and June 27, 2012, we have outstanding lease guarantees or are secondarily liable for $132.6 million and $142.6 million, respectively. This amount represents the maximum potential liability of future payments under the guarantees. These leases have been assigned to the buyers and expire at the end of the respective lease terms, which range from fiscal 2014 through fiscal 2024. In the event of default, the indemnity and default clauses in our assignment agreements govern our ability to pursue and recover damages incurred. No material liabilities have been recorded as of June 26, 2013, as the likelihood of default by the buyers on the assignment agreements was deemed to be less than probable.

We provide letters of credit to various insurers to collateralize obligations for outstanding claims. As of June 26, 2013, we had $22.4 million in undrawn standby letters of credit outstanding. All standby letters of credit are renewable annually.

In August 2004, certain current and former hourly restaurant team members filed a putative class action lawsuit against us in California Superior Court alleging violations of California labor laws with respect to meal periods and rest breaks. The lawsuit sought penalties and attorney’s fees and was certified as a class action by the trial court in July 2006. In July 2008, the California Court of Appeal decertified the class action on all claims with prejudice. In October 2008, the California Supreme Court granted a writ to review the decision of the Court of Appeal and oral arguments were heard by the California Supreme Court on November 8, 2011. On April 12, 2012, the California Supreme Court issued an opinion affirming in part, reversing in part, and remanding in part for further proceedings. The California Supreme Court’s opinion resolved many of the legal standards for meal periods and rest breaks in our California restaurants and we intend to vigorously defend our position on the remaining issues upon remand to the trial court. It is not possible at this time to reasonably estimate the possible loss or range of loss, if any.
We are engaged in various other legal proceedings and have certain unresolved claims pending. Reserves have been established based on our best estimates of our potential liability in certain of these matters. Based upon consultation with legal counsel, Management is of the opinion that there are no matters pending or threatened which are expected to have a material adverse effect, individually or in the aggregate, on our consolidated financial condition or results of operations.

QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	12 Months Ended
Jun. 26, 2013
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The following table summarizes the unaudited consolidated quarterly results of operations for fiscal 2013 and 2012 (in thousands, except per share amounts):

	Fiscal Year 2013 Quarters Ended
	Sept. 26	Dec. 26	March 27	June 26
Revenues	$683,507	$689,764	$742,759	$730,068
Income before provision for income taxes	$40,452	$55,226	$72,814	$61,823
Net income	$27,864	$37,177	$51,951	$46,367
Basic net income per share	$0.38	$0.51	$0.73	$0.67
Diluted net income per share	$0.36	$0.50	$0.71	$0.64
Basic weighted average shares outstanding	73,903	72,560	71,067	69,607
Diluted weighted average shares outstanding	76,558	74,720	73,341	71,999

	Fiscal Year 2012 Quarters Ended
	Sept. 28	Dec. 28	March 28	June 27
Revenues	$668,402	$681,904	$742,045	$728,371
Income before provision for income taxes	$33,631	$50,265	$62,565	$62,348
Net income	$23,621	$35,674	$44,933	$47,004
Basic net income per share	$0.29	$0.45	$0.58	$0.63
Diluted net income per share	$0.28	$0.44	$0.56	$0.61
Basic weighted average shares outstanding	81,744	79,840	77,582	75,070
Diluted weighted average shares outstanding	83,583	81,655	79,735	77,682

Net income for fiscal year 2013 included a $15.8 million loss on extinguishment of debt in the fourth quarter. Long-lived asset impairments of $0.7 million and $4.6 million were recorded in the second and fourth quarter, respectively. Severance charges of $1.3 million and $1.0 million were incurred during the third and fourth quarters, respectively. Additionally, net income also included lease termination charges related to previously closed restaurants of $0.4 million, $1.1 million and $0.6 million in the first, second and fourth quarters, respectively. These charges were partially offset by an $8.3 million gain on the sale of our remaining interest in Macaroni Grill in the fourth quarter and net gains of $2.3 million and $0.4 million related to land sales in the second and fourth quarter, respectively.
Net income for fiscal year 2012 included lease termination charges related to previously closed restaurants of $0.5 million, $1.9 million and $0.8 million in the first, second and third quarters, respectively. Long-lived asset impairments of $1.1 million and $2.0 million were recorded in the second and fourth quarters, respectively. Additionally, net income also included $2.6 million of liquor license impairment charges in the fourth quarter. These charges were partially offset by net gains of $1.3 million and $2.0 million related to land sales in the first and fourth quarters, respectively.

NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 26, 2013
Disclosure Nature Of Operations And Summary Of Significant Accounting Policies Narrative [Abstract]
Nature Of Operations
(a) Nature of Operations
We are principally engaged in the ownership, operation, development, and franchising of the Chili’s Grill & Bar (“Chili’s”) and Maggiano’s Little Italy (“Maggiano’s”) restaurant brands.

Basis Of Presentation
(b) Basis of Presentation
Our consolidated financial statements include the accounts of Brinker International, Inc. and our wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.
We have a 52/53 week fiscal year ending on the last Wednesday in June. Fiscal years 2013, 2012, and 2011 which ended on June 26, 2013, June 27, 2012, and June 29, 2011, respectively, each contained 52 weeks.
Beginning in fiscal 2013, revenues are presented in two separate captions on the consolidated statements of income to provide more clarity around company-owned restaurant revenue and operating expense trends. Company sales includes revenues generated by the operation of company-owned restaurants and gift card redemptions. Franchise and other revenues includes royalties, development fees, franchise fees, Maggiano's banquet service charge income and certain gift card activity (breakage and discounts). Prior year revenue amounts have been reclassified to conform to the fiscal 2013 presentation. These reclassifications have no effect on total revenue or net income previously reported. Certain other prior year balances in the accompanying consolidated balance sheets have been reclassified to conform with fiscal 2013 presentation. These reclassifications have no effect on our net income as previously reported and an immaterial impact on our prior year consolidated balance sheets.
We report certain labor and related expenses in a separate caption on the consolidated statements of income titled restaurant labor. Restaurant labor includes all compensation-related expenses, including benefits and incentive compensation, for restaurant team members at the general manager level and below. Labor-related expenses attributable to multi-restaurant (or above-restaurant) supervision is included in restaurant expenses.

Use Of Estimates
(c) Use of Estimates
The preparation of the consolidated financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and costs and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition
(d) Revenue Recognition
We record revenue from the sale of food, beverages and alcohol as products are sold. Initial fees received from a franchisee to establish a new franchise are recognized as income when we have performed our obligations required to assist the franchisee in opening a new franchise restaurant, which is generally upon the opening of such restaurant. Fees received for development arrangements are recognized as income upon payment of the fees. Continuing royalties, which are a percentage of net sales of franchised restaurants, are accrued as income when earned.
Proceeds from the sale of gift cards are recorded as deferred revenue and recognized as revenue when the gift card is redeemed by the holder. Breakage income represents the value associated with the portion of gift cards sold that will most likely never be redeemed. Based on our historical gift card redemption patterns and considering our gift cards have no expiration dates or dormancy fees, we can reasonably estimate the amount of gift cards for which redemption is remote and record breakage income based on this estimate. We recognize breakage income within franchise and other revenues in the consolidated statements of income. We update our estimate of our breakage rate periodically and, if necessary, adjust the deferred revenue balance accordingly.

Fair Value Measurements
(e) Fair Value Measurements
Fair value is defined as the price that we would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants on the measurement date. In determining fair value, the accounting standards establish a three level hierarchy for inputs used in measuring fair value, as follows:

•	Level 1—inputs are quoted prices in active markets for identical assets or liabilities.

•	Level 2—inputs are observable for the asset or liability, either directly or indirectly, including quoted prices in active markets for similar assets or liabilities.

•	Level 3—inputs are unobservable and reflect our own assumptions.

Cash And Cash Equivalents
(f) Cash and Cash Equivalents
Our policy is to invest cash in excess of operating requirements in income-producing investments. Income-producing investments with original maturities of three months or less are reflected as cash equivalents.

Accounts Receivable
(g) Accounts Receivable
Accounts receivable, net of the allowance for doubtful accounts, represents their estimated net realizable value. Provisions for doubtful accounts are recorded based on management’s judgment regarding our ability to collect as well as the age of the receivables. Accounts receivable are written off when they are deemed uncollectible.

Inventories
(h) Inventories
Inventories consist of food, beverages and supplies. During fiscal 2013, we completed the implementation of a new restaurant information system for all company-owned Chili’s restaurants and began the implementation process for all Maggiano's restaurants. Inventories located at the converted restaurants are valued using the first-in, first-out or “FIFO” method. All other inventories are stated at the lower of cost (weighted average cost method) or market.

Property And Equipment
(i) Property and Equipment
Property and equipment is stated at cost. Buildings and leasehold improvements are depreciated using the straight-line method over the lesser of the life of the lease, including renewal options, or the estimated useful lives of the assets, which range from 5 to 20 years. Furniture and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, which range from 3 to 10 years. Routine repair and maintenance costs are expensed when incurred. Major replacements and improvements are capitalized.
We review the carrying amount of property and equipment semi-annually or when events or circumstances indicate that the carrying amount may not be recoverable. If the carrying amount is not recoverable, we record an impairment charge for the excess of the carrying amount over the fair value. We determine fair value based on projected discounted future operating cash flows of the restaurants over their remaining service life using a risk adjusted discount rate that is commensurate with the risk inherent in our current business model. Impairment charges are included in other gains and charges in the consolidated statements of income.

Operating Leases
(j) Operating Leases
Rent expense for leases that contain scheduled rent increases is recognized on a straight-line basis over the lease term, including cancelable option periods where failure to exercise such options would result in an economic penalty such that the renewal appears reasonably assured. The straight-line rent calculation and rent expense includes the rent holiday period, which is the period of time between taking control of a leased site and the rent commencement date. Contingent rents are generally amounts due as a result of sales in excess of amounts stipulated in certain restaurant leases and are included in rent expense as they are incurred. Landlord contributions are recorded when received as a deferred rent liability and amortized as a reduction of rent expense on a straight-line basis over the lesser of the lease term, including renewal options, or 20 years.

Advertising	(k) Advertising Advertising production costs are expensed in the period when the advertising first takes place. Other advertising costs are expensed as incurred.
Goodwill
(l) Goodwill
Goodwill is not subject to amortization, but is tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill has been assigned to reporting units for purposes of impairment testing. Our two restaurant brands, Chili’s and Maggiano’s, are both reporting units and operating segments. We have established that the appropriate level to evaluate goodwill is at the operating segment level. The menu items, services offered and food preparation are virtually identical at each restaurant within the reporting unit and our targeted customer is consistent across each brand. We maintain a centralized purchasing department which manages all purchasing and distribution for our restaurants. In addition, contracts for our food supplies are negotiated at a consolidated level in order to secure the best prices and maintain similar quality across all of our brands. Local laws, regulations and other issues may result in slightly different legal and regulatory environments; however, the overall regulatory climate within and across our operating segments is quite similar. As such, we believe that aggregating components is appropriate for the evaluation of goodwill.
Goodwill impairment tests consist of a comparison of each reporting unit’s fair value with its carrying value. We determine fair value based on a combination of market based values and projected discounted future operating cash flows of the restaurant brands using a risk adjusted discount rate that is commensurate with the risk inherent in our current business model. If the carrying value of a reporting unit exceeds its fair value, goodwill is written down to its implied fair value. We determined that there was no goodwill impairment during our annual test and no indicators of impairment were identified through the end of fiscal year 2013. See Note 5 for additional disclosures related to goodwill.
We have occasionally acquired restaurants from our franchisees. Goodwill from these acquisitions represents the excess of the cost of a business acquired over the net amounts assigned to assets acquired, including identifiable intangible assets, primarily reacquired franchise rights. In connection with the sale of restaurants, we have allocated goodwill from the reporting unit, or restaurant brand, to the disposal group in the determination of the gain or loss on the disposition. The allocation was based on the relative fair values of the disposal group and the portion of the reporting unit that was retained. We have recognized reacquired rights in connection with previous business combinations; however, we have not sold any restaurants acquired in those combinations. When we have disposed a restaurant brand and all related restaurants, the entire goodwill balance associated with the reporting unit or brand has been included in the disposal group for purposes of determining the gain or loss on the disposition.

Liquor Licenses
(m) Liquor Licenses
The costs of obtaining non-transferable liquor licenses from local government agencies are expensed over the specified term of the license. The costs of purchasing transferable liquor licenses through open markets in jurisdictions with a limited number of authorized liquor licenses are capitalized as indefinite-lived intangible assets and included in other assets.
Liquor licenses are reviewed for impairment semi-annually or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the carrying amount is not recoverable, we record an impairment charge for the excess of the carrying amount over the fair value. We determine fair value based on prices in the open market for licenses in same or similar jurisdictions. Impairment charges are included in other gains and charges in the consolidated statements of income.

Sales Taxes	(n) Sales Taxes Sales taxes collected from guests are excluded from revenues. The obligation is included in accrued liabilities until the taxes are remitted to the appropriate taxing authorities.
Self-Insurance Program
(o) Self-Insurance Program
We utilize a paid loss self-insurance plan for health, general liability and workers’ compensation coverage. Predetermined loss limits have been arranged with insurance companies to limit our per occurrence cash outlay. Accrued and other liabilities include the estimated incurred but unreported costs to settle unpaid claims and estimated future claims.

Income Taxes
(p) Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Stock-Based Compensation
(q) Stock-Based Compensation
We measure and recognize compensation cost at fair value for all share-based payments, including stock options. We record compensation expense using a graded-vesting schedule over the vesting period, or to the date on which retirement eligibility is achieved, if shorter (non-substantive vesting period approach).
Certain employees are eligible to receive stock options, performance shares, restricted stock and restricted stock units, while non-employee members of the Board of Directors are eligible to receive stock options, restricted stock and restricted stock units. Performance shares represent a right to receive shares of common stock upon satisfaction of performance goals at the end of a three-year cycle. Performance shares are paid out in common stock and will be fully vested upon issuance. The fair value of performance shares is determined on the date of grant based on a Monte Carlo simulation model. The fair value of restricted stock and restricted stock units are based on our closing stock price on the date of grant.

Preferred Stock
(r) Preferred Stock
Our Board of Directors is authorized to provide for the issuance of 1.0 million preferred shares with a par value of $1.00 per share, in one or more series, and to fix the voting rights, liquidation preferences, dividend rates, conversion rights, redemption rights, and terms, including sinking fund provisions, and certain other rights and preferences.

Shareholders' Equity	(s) Shareholders’ Equity In August 2012, our Board of Directors authorized a $500.0 million increase to our existing share repurchase program resulting in total authorizations of $3,385.0 million.
Comprehensive Income	(t) Comprehensive Income Comprehensive income is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources.
Net Income Per Share
(u) Net Income Per Share
Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of common shares outstanding for the reporting period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. For the calculation of diluted net income per share, the basic weighted average number of shares is increased by the dilutive effect of stock options and restricted share awards, determined using the treasury stock method.

Segment Reporting
(v) Segment Reporting
Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Two or more operating segments may be aggregated into a single operating segment if they have similar economic characteristics and are similar in the following areas:

•	The nature of products and services

•	Nature of production processes

•	Type or class of customer

•	Methods used to distribute products or provide services

•	The nature of the regulatory environment, if applicable
Our two brands have similar types of products, contracts, customers and employees and all operate as full-service restaurants offering lunch and dinner in the casual-dining segment of the industry. In addition, we have similar long-term average margins across our brands. Therefore, we believe we meet the criteria for aggregating operating segments into a single reporting segment.

NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 26, 2013
Disclosure Nature Of Operations And Summary Of Significant Accounting Policies Narrative [Abstract]
Fair Value Assumptions Using The Black-Scholes Option-Pricing Model
The fair value of stock options is estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2013	2012	2011
Expected volatility	53.4%	56.7%	55.6%
Risk-free interest rate	0.7%	0.9%	1.6%
Expected lives	5 years	5 years	5 years
Dividend yield	2.4%	2.6%	3.1%

Acquisition (Tables)	12 Months Ended
Jun. 26, 2013
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The preliminary allocation of the purchase price is as follows (in thousands):

Current assets	341
Property and equipment	8,017
Goodwill	16,499
Other assets	585
Total assets acquired	25,442
Current liabilities	25
Other liabilities	795
Total liabilities assumed	820
Net assets acquired	24,622

OTHER GAINS AND CHARGES (Tables)	12 Months Ended
Jun. 26, 2013
Disclosure Other Gains And Charges [Abstract]
Schedule Of Other Gains And Charges

	2013	2012	2011
Loss on extinguishment of debt	$15,768	$0	$0
Gain on the sale of assets, net (see Note 3)	(11,228)	(3,306)	(2,100)
Restaurant impairment charges	5,276	3,139	1,937
Restaurant closure charges	3,637	4,655	4,515
Severance and other benefits	2,235	0	5,034
Impairment of liquor licenses	170	2,641	0
Other	1,442	1,845	1,397
	$17,300	$8,974	$10,783

GOODWILL (Tables)	12 Months Ended
Jun. 26, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Changes In Carrying Amount Of Goodwill
The changes in the carrying amount of goodwill for the fiscal years ended June 26, 2013 and June 27, 2012 are as follows (in thousands):

	2013	2012
Balance at beginning of year:
Goodwill	$188,438	$186,923
Accumulated impairment losses(a)	(62,834)	(62,834)
	125,604	124,089
Changes in goodwill:
Additions(b)	16,499	1,515
Balance at end of year:
Goodwill	204,937	188,438
Accumulated impairment losses	(62,834)	(62,834)
	$142,103	$125,604
____________________________________________________________________

(a)	The impairment losses recorded in prior years are related to restaurant brands that we no longer own.

(b)	Additions for the current year reflect the preliminary goodwill acquired as a result of the purchase of restaurants from a franchisee.

ACCRUED AND OTHER LIABILITIES (Tables)	12 Months Ended
Jun. 26, 2013
ACCRUED AND OTHER LIABILITIES [Abstract]
Accrued Liabilities
Accrued liabilities consist of the following (in thousands):

	2013	2012
Payroll	$77,238	$87,414
Gift cards	91,893	86,332
Sales tax	18,613	18,785
Insurance	17,743	17,130
Property tax	14,119	14,257
Dividends	13,511	11,948
Other	35,327	38,018
	$268,444	$273,884

Other Liabilities
Other liabilities consist of the following (in thousands):

	2013	2012
Straight-line rent	$58,150	$57,418
Insurance	38,602	44,668
Landlord contributions	24,029	26,260
Unrecognized tax benefits	5,055	4,722
Other	7,078	6,828
	$132,914	$139,896

INCOME TAXES (Tables)	12 Months Ended
Jun. 26, 2013
Income Tax Disclosure [Abstract]
Provision For Income Taxes From Continuing Operations
The provision for income taxes consists of the following (in thousands):

	2013	2012	2011
Current income tax expense:
Federal	$46,852	$27,707	$16,596
State	11,800	7,056	1,694
Foreign	2,879	5,098	2,046
Total current income tax expense	61,531	39,861	20,336
Deferred income tax expense (benefit):
Federal	7,344	16,520	20,507
State	(1,919)	1,196	1,426
Total deferred income tax expense	5,425	17,716	21,933
	$66,956	$57,577	$42,269

Reconciliation Between Reported Provision for Income Taxes And Amount Computed By Statutory Federal Income Tax Rate
A reconciliation between the reported provision for income taxes and the amount computed by applying the statutory Federal income tax rate of 35% to income before provision for income taxes is as follows (in thousands):

	2013	2012	2011
Income tax expense at statutory rate	$80,610	$73,083	$64,165
FICA tax credit	(16,450)	(16,609)	(15,779)
State income taxes, net of Federal benefit	6,368	4,750	(316)
Other	(3,572)	(3,647)	(5,801)
	$66,956	$57,577	$42,269

Deferred Income Tax Assets And Liabilities
The income tax effects of temporary differences that give rise to significant portions of deferred income tax assets and liabilities as of June 26, 2013 and June 27, 2012 are as follows (in thousands):

	2013	2012
Deferred income tax assets:
Leasing transactions	$40,662	$41,393
Stock-based compensation	13,250	12,577
Restructure charges and impairments	2,885	3,231
Insurance reserves	18,595	19,425
Employee benefit plans	544	577
Gift cards	13,171	11,296
Other, net	10,903	10,294
Total deferred income tax assets	100,010	98,793
Deferred income tax liabilities:
Prepaid expenses	15,776	14,306
Goodwill and other amortization	25,333	23,879
Depreciation and capitalized interest on property and equipment	32,160	33,617
Other, net	3,522	3,842
Total deferred income tax liabilities	76,791	75,644
Net deferred income tax asset	$23,219	$23,149

Reconciliation Of Unrecognized Tax Benefits
A reconciliation of unrecognized tax benefits for the fiscal years ended June 26, 2013 and June 27, 2012 are as follows (in thousands):

	2013	2012
Balance at beginning of year	$7,336	$9,142
Additions based on tax positions related to the current year	754	927
Additions based on tax positions related to prior years	7	260
Settlements with tax authorities	(930)	0
Expiration of statute of limitations	(779)	(2,993)
Balance at end of year	$6,388	$7,336

DEBT (Tables)	12 Months Ended
Jun. 26, 2013
Debt Disclosure [Abstract]
Long-Term Debt
Long-term debt consists of the following (in thousands):

	2013	2012
3.88% notes	$299,707	$0
2.60% notes	249,829	0
Term loan	212,500	237,500
5.75% notes	0	289,709
Revolving credit facility	0	40,000
Capital lease obligations (see Note 9)	45,681	48,015
	807,717	615,224
Less current installments	(27,596)	(27,334)
	$780,121	$587,890

Long-Term Debt Maturities Excluding Capital Lease Obligations
Excluding capital lease obligations (see Note 9) and interest, our long-term debt maturities for the five years following June 26, 2013 are as follows (in thousands):

Fiscal Year	Long-Term Debt
2014	$25,000
2015	25,000
2016	25,000
2017	137,500
2018	249,829
Thereafter	299,707
$762,036

LEASES (Tables)	12 Months Ended
Jun. 26, 2013
Leases [Abstract]
Future Minimum Lease Payments
As of June 26, 2013, future minimum lease payments on capital and operating leases were as follows (in thousands):

Fiscal Year	Capital Leases	Operating Leases
2014	$5,581	$102,832
2015	5,692	93,741
2016	5,806	80,273
2017	5,709	57,389
2018	5,521	38,818
Thereafter	42,170	99,089
Total minimum lease payments(a)	70,479	$472,142
Imputed interest (average rate of 7%)	(24,798)
Present value of minimum lease payments	45,681
Less current installments	(2,596)
	$43,085
____________________________________________________________________

(a)
Future minimum lease payments have not been reduced by minimum sublease rentals to be received in the future under non-cancelable subleases. Sublease rentals are approximately $37.4 million and $54.8 million for capital and operating subleases, respectively.

Schedule of Rent Expense
Rent expense consists of the following (in thousands):

	2013	2012	2011
Straight-lined minimum rent	$88,773	$88,194	$87,969
Contingent rent	3,637	3,752	4,138
Other	9,296	9,344	8,860
Total rent expense	$101,706	$101,290	$100,967

FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Jun. 26, 2013
Fair Value Disclosures [Abstract]
Assets Measured At Fair Value On Non-Recurring Basis
The following table presents fair values for those assets measured at fair value on a non-recurring basis at June 26, 2013 and June 27, 2012 (in thousands):

	Fair Value Measurements Using
	(Level 1)	(Level 2)	(Level 3)	Total
Long-lived assets held for use:
At June 26, 2013	$0	$0	$333	$333
At June 27, 2012	$0	$0	$1,586	$1,586
Liquor licenses:
At June 26, 2013	$0	$100	$0	$100
At June 27, 2012	$0	$4,109	$0	$4,109

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Jun. 26, 2013
Stock Options
Transactions During Fiscal 2013
Transactions during fiscal 2013 were as follows (in thousands, except option prices):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at June 27, 2012	4,354	$22.07
Granted	312	34.73
Exercised	(1,825)	22.57
Forfeited or canceled	(116)	23.31
Options outstanding at June 26, 2013	2,725	$23.13	4.0	$42,224
Options exercisable at June 26, 2013	1,709	$21.94	2.7	$28,524

Restricted Share Awards
Transactions During Fiscal 2013
Transactions during fiscal 2013 were as follows (in thousands, except fair values):

	Number of Restricted Share Awards	Weighted Average Fair Value Per Award
Restricted share awards outstanding at June 27, 2012	2,217	$14.86
Granted	539	35.41
Vested	(653)	11.39
Forfeited	(180)	21.93
Restricted share awards outstanding at June 26, 2013	1,923	$21.15

SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Jun. 26, 2013
Supplemental Cash Flow Information [Abstract]
Cash Paid For Interest And Income Taxes
Cash paid for interest and income taxes is as follows (in thousands):

	2013	2012	2011
Income taxes, net of refunds	$60,291	$47,514	$38,340
Interest, net of amounts capitalized (a)	41,504	24,455	25,810
____________________________________________________________________
(a) Interest includes $15.3 million of interest paid upon retirement of our 5.75% notes in June 2013.

Non-Cash Investing Activities	Non-cash investing activities are as follows (in thousands):

	2013	2012	2011
Retirement of fully depreciated assets	$55,427	$77,249	$60,175

QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Tables)	12 Months Ended
Jun. 26, 2013
Quarterly Financial Information Disclosure [Abstract]
Unaudited Consolidated Quarterly Results Of Operations
The following table summarizes the unaudited consolidated quarterly results of operations for fiscal 2013 and 2012 (in thousands, except per share amounts):

	Fiscal Year 2013 Quarters Ended
	Sept. 26	Dec. 26	March 27	June 26
Revenues	$683,507	$689,764	$742,759	$730,068
Income before provision for income taxes	$40,452	$55,226	$72,814	$61,823
Net income	$27,864	$37,177	$51,951	$46,367
Basic net income per share	$0.38	$0.51	$0.73	$0.67
Diluted net income per share	$0.36	$0.50	$0.71	$0.64
Basic weighted average shares outstanding	73,903	72,560	71,067	69,607
Diluted weighted average shares outstanding	76,558	74,720	73,341	71,999

	Fiscal Year 2012 Quarters Ended
	Sept. 28	Dec. 28	March 28	June 27
Revenues	$668,402	$681,904	$742,045	$728,371
Income before provision for income taxes	$33,631	$50,265	$62,565	$62,348
Net income	$23,621	$35,674	$44,933	$47,004
Basic net income per share	$0.29	$0.45	$0.58	$0.63
Diluted net income per share	$0.28	$0.44	$0.56	$0.61
Basic weighted average shares outstanding	81,744	79,840	77,582	75,070
Diluted weighted average shares outstanding	83,583	81,655	79,735	77,682

Nature Of Operations And Summary Of Significant Accounting Policies (Narrative) (Detail) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2012	Jun. 26, 2013 Location Country restaurant	Jun. 27, 2012	Jun. 29, 2011
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of entity restaurants		1,591
Number of countries in which entity operates		32
Number of territories in which entity operates		2
Deferred rent liability and amortized as a reduction of rent expense over the lesser of the lease term (in years)		20 years
Advertising expense, net of franchisee contribution		$ 82,800,000	$ 80,400,000	$ 80,200,000
Stock-based compensation expense from continuing operations		16,600,000	13,500,000	13,400,000
Tax benefit related to stock-based compensation expense		6,600,000	5,100,000	5,700,000
Weighted average fair values of option grants		$ 12.94	$ 9.35	$ 7.2
Number of preferred stock the Board of Directors is authorized to issue		1,000,000
Preferred stock, par value		$ 1
Preferred stock, shares issued		0
Increase in share repurchase program	500,000,000
Stock repurchase program, total authorization of shares to be repurchased		3,385,000,000
Stock repurchase during period, shares		9,300,000
Stock repurchased during period, value		333,400,000
Remaining authorized share purchases, amount		333,000,000
Payments on revolving credit facility		41,190,000	43,416,000	33,057,000
Payments of dividends		56,343,000	50,081,000	53,185,000
Dividends declared but not paid		$ 13,500,000
Dividends per share declared but not paid		$ 0.2
Stock options and restricted share awards outstanding excluded from dilutive earnings per share		193,000	287,000	1,700,000
Stock Options [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Exercised, Number of Options		(1,825,000)
Minimum [Member] | Buildings And Leasehold Improvements [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives		5 years
Minimum [Member] | Furniture And Equipment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives		3 years
Maximum [Member] | Buildings And Leasehold Improvements [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives		20 years
Maximum [Member] | Furniture And Equipment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives		10 years

Nature Of Operations And Summary Of Significant Accounting Policies (Fair Value Assumptions Using Black-Scholes Option-Pricing Model) (Detail)	12 Months Ended
	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011
Disclosure Nature Of Operations And Summary Of Significant Accounting Policies Narrative [Abstract]
Expected volatility	53.40%	56.70%	55.60%
Risk-free interest rate	0.70%	0.90%	1.60%
Expected lives	5 years	5 years	5 years
Dividend yield	2.40%	2.60%	3.10%

Acquisition (Details) (USD $)	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011	Jun. 01, 2013 Chili's Restaurants [Member] restaurant	Jun. 26, 2013 Chili's Restaurants [Member]
Business Acquisition [Line Items]
Number of restaurants acquired				11
Acquisition of restaurants price				$ 24,622,000
Current assets					341,000
Property and equipment					8,017,000
Goodwill	142,103,000	125,604,000	124,089,000		16,499,000
Other assets					585,000
Total assets acquired					25,442,000
Current liabilities					25,000
Other liabilities					795,000
Total liabilities assumed					820,000
Net assets acquired					24,622,000
Acquisition related expenses incurred				$ 400,000

Investments And Other Dispositions (Narrative) (Detail) (USD $)	12 Months Ended					10 Months Ended	12 Months Ended		1 Months Ended
	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011	Jun. 26, 2013 Joint Venture Investment, Mexico [Member] Store	Jun. 29, 2011 Joint Venture Investment, Mexico [Member]	Apr. 30, 2012 Joint Venture Investment, Brazil [Member]	Jun. 27, 2012 Joint Venture Investment, Brazil [Member]	Jun. 29, 2011 Joint Venture Investment, Brazil [Member]	Apr. 30, 2013 Sale Of Macaroni Grill [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of restaurants developed				50
Capital contribution to the joint venture	$ 0	$ 3,170,000	$ 2,896,000		$ 1,600,000	$ 1,500,000	$ 1,600,000	$ 1,300,000
Number of restaurants operating in joint venture				32
Ownership percentage									16.60%
Proceeds from sale									$ 8,300,000

Other Gains And Charges (Schedule Of Other Gains And Charges) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended					12 Months Ended
	Jun. 26, 2013	Mar. 27, 2013	Dec. 26, 2012	Jun. 27, 2012	Dec. 28, 2011	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011
Disclosure Other Gains And Charges [Abstract]
Loss on extinguishment of debt						$ 15,768	$ 0	$ 0
Gain on the sale of assets, net (see Note 3)						(11,228)	(3,306)	(2,100)
Restaurant impairment charges	4,600		700	2,000	1,100	5,276	3,139	1,937
Restaurant closure charges						3,637	4,655	4,515
Severance and other benefits	1,000	1,300				2,235	0	5,034
Impairment of liquor licenses						170	2,641	0
Other						1,442	1,845	1,397
Other gains and charges						$ 17,300	$ 8,974	$ 10,783

Other Gains And Charges (Narrative) (Detail) (USD $)	3 Months Ended						12 Months Ended				1 Months Ended
	Jun. 26, 2013	Mar. 27, 2013	Dec. 26, 2012	Jun. 27, 2012	Dec. 28, 2011	Sep. 28, 2011	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011	Jun. 26, 2013 5.75% Notes [Member]	Apr. 30, 2013 Sale Of Macaroni Grill [Member]
Property, Plant and Equipment [Line Items]
Stated interest rate										5.75%
Gains (Losses) on Extinguishment of Debt							$ (15,768,000)	$ 0	$ 0	$ 15,800,000
Gain Loss On Sale Of Assets							11,228,000	3,306,000	2,100,000
Proceeds from sale											8,300,000
Gain Loss On Sale Of Land	400,000		2,300,000	2,000,000		1,300,000	2,900,000
Restaurant impairment charges	4,600,000		700,000	2,000,000	1,100,000		5,276,000	3,139,000	1,937,000
Restaurant closure charges							3,637,000	4,655,000	4,515,000
Impairment of liquor licenses							170,000	2,641,000	0
Long-lived asset impairments							400,000
Severance and other benefits	$ 1,000,000	$ 1,300,000					$ 2,235,000	$ 0	$ 5,034,000

Goodwill (Changes In Carrying Amount Of Goodwill) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 26, 2013		Jun. 27, 2012
Goodwill [Roll Forward]
Goodwill, Beginning balance	$ 188,438		$ 186,923
Accumulated impairment losses, Beginning balance	(62,834)	[1]	(62,834)	[1]
Goodwill, Net, Beginning balance	125,604		124,089
Additions	16,499	[2]	1,515	[2]
Goodwill, Ending balance	204,937		188,438
Accumulated impairment losses, Ending balance	(62,834)		(62,834)	[1]
Goodwill, Net, Ending balance	$ 142,103		$ 125,604

[1]	(a)The impairment losses recorded in prior years are related to restaurant brands that we no longer own.
[2]	(b)Additions for the current year reflect the preliminary goodwill acquired as a result of the purchase of restaurants from a franchisee.

Accrued And Other Liabilities (Accrued Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 26, 2013	Jun. 27, 2012
ACCRUED AND OTHER LIABILITIES [Abstract]
Payroll	$ 77,238	$ 87,414
Gift cards	91,893	86,332
Sales tax	18,613	18,785
Insurance	17,743	17,130
Property tax	14,119	14,257
Dividends	13,511	11,948
Other	35,327	38,018
Accrued liabilities	$ 268,444	$ 273,884

Accrued And Other Liabilities (Other Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 26, 2013	Jun. 27, 2012
ACCRUED AND OTHER LIABILITIES [Abstract]
Straight-line rent	$ 58,150	$ 57,418
Insurance	38,602	44,668
Landlord contributions	24,029	26,260
Unrecognized tax benefits	5,055	4,722
Other	7,078	6,828
Other liabilities	$ 132,914	$ 139,896

Income Taxes (Provision For Income Taxes From Continuing Operations) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011
Current income tax expense:
Federal	$ 46,852	$ 27,707	$ 16,596
State	11,800	7,056	1,694
Foreign	2,879	5,098	2,046
Total current income tax expense	61,531	39,861	20,336
Deferred income tax expense (benefit):
Federal	7,344	16,520	20,507
State	(1,919)	1,196	1,426
Total deferred income tax expense	5,425	17,716	21,933
Provision for income taxes	$ 66,956	$ 57,577	$ 42,269

Income Taxes (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011
Income Tax Disclosure [Line Items]
Statutory Federal income tax rate	35.00%
Amount that would affect the effective tax rate if recognized	$ 4.3	$ 5
Potential reduction in unrecognized tax benefits due to expiration of statutes or sustained tax positions	0.6
Recognized expense in interest	0.5	(0.3)	(1.8)
Income tax penalties and interest accrued	2.1	2.9
Income tax penalties and interest accrued, net of deferred tax benefits	1.5	2
Federal deferred tax benefit	0.6	0.9
Anticipated Outcome During Next Twelve Months [Member]
Income Tax Disclosure [Line Items]
Amount that would affect the effective tax rate if recognized	$ 0.4

Income Taxes (Reconciliation Between Reported Provision For Income Taxes And Amount Computed By Statutory Federal Income Tax Rate) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011
Income Tax Disclosure [Abstract]
Income tax expense at statutory rate	$ 80,610	$ 73,083	$ 64,165
FICA tax credit	(16,450)	(16,609)	(15,779)
State income taxes, net of Federal benefit	6,368	4,750	(316)
Other	(3,572)	(3,647)	(5,801)
Income Tax Expense (Benefit), Continuing Operations, Total	$ 66,956	$ 57,577	$ 42,269

Income Taxes (Deferred Income Tax Assets And Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 26, 2013	Jun. 27, 2012
Deferred income tax assets:
Leasing transactions	$ 40,662	$ 41,393
Stock-based compensation	13,250	12,577
Restructure charges and impairments	2,885	3,231
Insurance reserves	18,595	19,425
Employee benefit plans	544	577
Gift cards	13,171	11,296
Other, net	10,903	10,294
Total deferred income tax assets	100,010	98,793
Deferred income tax liabilities:
Prepaid expenses	15,776	14,306
Goodwill and other amortization	25,333	23,879
Depreciation and capitalized interest on property and equipment	32,160	33,617
Other, net	3,522	3,842
Total deferred income tax liabilities	76,791	75,644
Net deferred income tax asset	$ 23,219	$ 23,149

Income Taxes (Reconciliation Of Unrecognized Tax Benefits) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 26, 2013	Jun. 27, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 7,336	$ 9,142
Additions based on tax positions related to the current year	754	927
Additions based on tax positions related to prior years	7	260
Settlements with tax authorities	(930)	0
Expiration of statute of limitations	(779)	(2,993)
Balance at end of year	$ 6,388	$ 7,336

Debt (Long-Term Debt) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 26, 2013	Jun. 27, 2012
Debt [Line Items]
Capital lease obligations (see Note 9)	$ 45,681	$ 48,015
Long-term debt and capital lease obligations, including current maturities	807,717	615,224
Less current installments	(27,596)	(27,334)
Long-term debt, less current installments	780,121	587,890
Term Loan [Member]
Debt [Line Items]
Term loan	212,500	237,500
Revolver Borrowings [Member]
Debt [Line Items]
Revolving credit facility	0	40,000
Ten Year Notes [Member]
Debt [Line Items]
Senior notes	299,707	0
Five Year Notes [Member]
Debt [Line Items]
Senior notes	249,829	0
5.75% Notes [Member]
Debt [Line Items]
Senior notes	$ 0	$ 289,709

Debt (Narrative) (Detail) (USD $)	3 Months Ended	12 Months Ended						12 Months Ended			12 Months Ended
	Jun. 26, 2013	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011	Jun. 26, 2013 Five Year Notes [Member]	Jun. 26, 2013 Ten Year Notes [Member]	Jun. 26, 2013 5.75% Notes [Member]	Jun. 26, 2013 Revolver Borrowings [Member]	Jun. 27, 2012 Revolver Borrowings [Member]	Aug. 31, 2011 Revolver Borrowings [Member]	Jun. 26, 2013 Term Loan [Member]	Jun. 27, 2012 Term Loan [Member]	Aug. 31, 2011 Term Loan [Member]	Jun. 26, 2013 Revised Unsecured Senior Credit Facility [Member]	Jun. 26, 2013 Revised Unsecured Senior Credit Facility [Member] Maximum [Member]	Jun. 26, 2013 Revised Unsecured Senior Credit Facility [Member] Minimum [Member]
Debt [Line Items]
Debt instrument, face amount	$ 550,000,000	$ 550,000,000			$ 250,000,000	$ 300,000,000
Stated interest rate					2.60%	3.88%	5.75%
Net proceeds from issuance of long-term debt	549,500,000	549,528,000	70,000,000	0
Line of credit facility, maximum borrowing capacity										250,000,000			250,000,000
Credit facility borrowings during the year								110,000,000
Credit facility repayments during the year								150,000,000			25,000,000
Term loan											212,500,000	237,500,000
Revolving credit facility								0	40,000,000
Debt available under revolving credit facility								$ 250,000,000
Basis spread on variable rate															2.50%	1.63%
One-month LIBOR														0.20%

Debt (Long-Term Debt Maturities Excluding Capital Lease Obligations) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 26, 2013
Debt Disclosure [Abstract]
2014	$ 25,000
2015	25,000
2016	25,000
2017	137,500
2018	249,829
Thereafter	299,707
Carrying value of notes	$ 762,036

Leases (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 26, 2013	Jun. 27, 2012
Leases [Abstract]
Capital lease asset value	$ 39	$ 39.4
Capital lease accumulated amortization	$ 18.2	$ 16.2
Minimum lease renewal term at Company's option, years	1 year
Maximum lease renewal term at Company's option, years	35 years

Leases (Rent Expense Detail) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011
Leases [Abstract]
Straight-lined minimum rent	$ 88,773	$ 88,194	$ 87,969
Contingent rent	3,637	3,752	4,138
Other	9,296	9,344	8,860
Total rent expense	$ 101,706	$ 101,290	$ 100,967

Leases (Future Minimum Lease Payments) (Detail) (USD $)	12 Months Ended
Jun. 26, 2013
Leases [Abstract]
Percentage Of Imputed Average Capital Lease Interest	7.00%
Capital Leases, 2014	$ 5,581,000
Capital Leases, 2015	5,692,000
Capital Leases, 2016	5,806,000
Capital Leases, 2017	5,709,000
Capital Leases, 2018	5,521,000
Capital Leases, Thereafter	42,170,000
Capital Leases, Total minimum lease payments	70,479,000 [1]
Imputed interest (average rate of 7%)	(24,798,000)
Present value of minimum lease payments	45,681,000
Less current installments	(2,596,000)
Capital Leases, Net minimum payments	43,085,000
Operating Leases, 2014	102,832,000
Operating Leases, 2015	93,741,000
Operating Leases, 2016	80,273,000
Operating Leases, 2017	57,389,000
Operating Leases, 2018	38,818,000
Operating Leases, Thereafter	99,089,000
Operating Leases, Total minimum lease payments	472,142,000 [1]
Capital Leases, Minimum sublease rentals	37,400,000
Operating Leases, Minimum sublease rentals	$ 54,800,000

[1]	(a)Future minimum lease payments have not been reduced by minimum sublease rentals to be received in the future under non-cancelable subleases. Sublease rentals are approximately $37.4 million and $54.8 million for capital and operating subleases, respectively.

Fair Value Disclosures (Narrative) (Detail) (USD $)	12 Months Ended
	Jun. 26, 2013 Restaurants	Jun. 27, 2012 Restaurants
Debt Instrument [Line Items]
Number of under-performing restaurants	3	3
Carrying value of impaired long-lived assets	$ 5,600,000	$ 4,700,000
Fair value of impaired long-lived asset	333,000	1,586,000
Impairment of long-lived assets	5,300,000	3,100,000
Carrying value of notes	762,036,000
Liquor Licenses [Member]
Debt Instrument [Line Items]
Carrying value of impaired long-lived assets	300,000	6,700,000
Fair value of impaired long-lived asset	100,000	4,109,000
Impairment of long-lived assets	200,000	2,600,000
Five Year Notes [Member]
Debt Instrument [Line Items]
Stated interest rate	2.60%
Senior notes	249,829,000	0
Fair value of notes	244,200,000
Ten Year Notes [Member]
Debt Instrument [Line Items]
Stated interest rate	3.88%
Senior notes	299,707,000	0
Fair value of notes	279,500,000
5.75% Notes [Member]
Debt Instrument [Line Items]
Stated interest rate	5.75%
Senior notes	0	289,709,000
Fair value of notes		310,200,000
Carrying value of notes		$ 289,700,000

Fair Value Disclosures (Assets Measured At Fair Value On Non-Recurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 26, 2013	Jun. 27, 2012
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	$ 333	$ 1,586
Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	100	4,109
Fair Value Measurements Using Level 1 [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	0	0
Fair Value Measurements Using Level 1 [Member] | Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	0	0
Fair Value Measurements Using Level 2 [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	0	0
Fair Value Measurements Using Level 2 [Member] | Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	100	4,109
Fair Value Measurements Using Level 3 [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	333	1,586
Fair Value Measurements Using Level 3 [Member] | Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	$ 0	$ 0

Stock-Based Compensation (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011
Employees And Non-Employee Directors And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance	35.3
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 3.1
Period of recognition for unrecognized stock-based compensation costs, in years	1 year 10 months 24 days
Total intrinsic value of options exercised	22.4	12.6	5.5
Tax benefit realized on options exercised	8.1	4.8	2.1
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, in years	1 year
Contractual term of stock option exercises, in years	8 years
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, in years	4 years
Contractual term of stock option exercises, in years	10 years
Restricted Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	12.6
Period of recognition for unrecognized stock-based compensation costs, in years	2 years 4 months 24 days
Fair value of shares that vested during period	$ 22	$ 11.5	$ 7.5

Stock-Based Compensation (Transactions During Fiscal 2013-Stock Options) (Detail) (Stock Options [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Jun. 26, 2013
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at June 27, 2012, Number of Options	4,354
Granted, Number of Options	312
Exercised, Number of Options	(1,825)
Forfeited or canceled, Number of Options	(116)
Options outstanding at June 26, 2013, Number of Options	2,725
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Options outstanding at June 27, 2012, Weighted Average Exercise Price	$ 22.07
Granted, Weighted Average Exercise Price	$ 34.73
Exercised, Weighted Average Exercise Price	$ 22.57
Forfeited or canceled, Weighted Average Exercise Price	$ 23.31
Options outstanding at June 26, 2013, Weighted Average Exercise Price	$ 23.13
Options exercisable at June 26, 2013, Number of Options	1,709
Options exercisable at June 26, 2013, Weighted Average Exercise Price	$ 21.94
Options outstanding at June 26, 2013, Weighted Average Remaining Contractual Life (Years)	4 years
Options exercisable at June 26, 2013, Weighted Average Remaining Contractual Live (Years)	2 years 8 months 12 days
Options outstanding at June 26, 2013, Aggregate Intrinsic Value	$ 42,224
Options exercisable at June 26, 2013, Aggregate Intrinsic Value	$ 28,524

Stock-Based Compensation (Transactions During Fiscal 2013-Restricted Share Awards) (Detail) (Restricted Share Awards [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Jun. 26, 2013
Restricted Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Restricted share awards outstanding at June 27, 2012, Number of Restricted Share Awards	2,217
Granted, Number of Restricted Share Awards	539
Vested, Number of Restricted Share Awards	(653)
Forfeited, Number of Restricted Share Awards	(180)
Restricted share awards outstanding at June 26, 2013, Number of Restricted Share Awards	1,923
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Restricted share awards outstanding at June 27, 2012, Weighted Average Fair Value Per Award	$ 14.86
Granted, Weighted Average Fair Value Per Award	$ 35.41
Vested, Weighted Average Fair Value Per Award	$ 11.39
Forfeited, Weighted Average Fair Value Per Award	$ 21.93
Restricted share awards outstanding at June 26, 2013, Weighted Average Fair Value Per Award	$ 21.15

Savings Plans (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011
Compensation and Retirement Disclosure [Abstract]
Eligibility age for savings plan	21 years
Number of years of service necessary for savings plan eligibility	1 year
Hours of service necessary for eligibility in employee savings plan	1000 hours
Percentage of base salary allowed for savings plan contribution	50.00%
Percentage of bonus allowed for contribution to savings plan	100.00%
Employer matching contribution percentage for first three percent contributed to savings plan	100.00%
Percentage of compensation contributed to savings plan matched by employer at 100%	3.00%
Employer matching contribution percentage for subsequent two percent contributed to savings plan	50.00%
Percentage over 3% for which employer will match 50% of employee contributions to savings plan	2.00%
Employer contributions to savings plan	$ 7.2	$ 6.7	$ 6.3
Percentage of compensation eligible for deferment and contribution to non-qualified defined contribution plan	50.00%

Supplemental Cash Flow Information (Cash Paid For Interest And Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 26, 2013		Jun. 27, 2012		Jun. 29, 2011
Income taxes, net of refunds	$ 60,291		$ 47,514		$ 38,340
Interest, net of amounts capitalized	41,504	[1]	24,455	[1]	25,810	[1]
5.75% Notes [Member]
Interest, net of amounts capitalized	$ 15,300
5.75% Notes [Member]
Stated interest rate	5.75%

[1]	(a) Interest includes $15.3 million of interest paid upon retirement of our 5.75% notes in June 2013.

Supplemental Cash Flow Information (Non-Cash Investing Activities) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011
Supplemental Cash Flow Information [Abstract]
Retirement of fully depreciated assets	$ 55,427	$ 77,249	$ 60,175

Contingencies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 26, 2013 LegalMatter	Jun. 26, 2013 Lease Guarantees And Secondary Obligations [Member]	Jun. 27, 2012 Lease Guarantees And Secondary Obligations [Member]
Guarantor Obligations [Line Items]
Maximum potential liability of future payments under guarantees		$ 132.6	$ 142.6
Description of material contingencies	No material liabilities have been recorded as of June 26, 2013
Letters of Credit Outstanding, Amount	$ 22.4
Number of threatened or pending claims expected to have a material adverse effect	0

Quarterly Results Of Operations (Unaudited) (Unaudited Consolidated Quarterly Results Of Operations) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 26, 2013	Mar. 27, 2013	Dec. 26, 2012	Sep. 26, 2012	Jun. 27, 2012	Mar. 28, 2012	Dec. 28, 2011	Sep. 28, 2011	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 730,068	$ 742,759	$ 689,764	$ 683,507	$ 728,371	$ 742,045	$ 681,904	$ 668,402	$ 2,846,098	$ 2,820,722	$ 2,761,386
Income before provision for income taxes	61,823	72,814	55,226	40,452	62,348	62,565	50,265	33,631	230,315	208,809	183,329
Net income	$ 46,367	$ 51,951	$ 37,177	$ 27,864	$ 47,004	$ 44,933	$ 35,674	$ 23,621	$ 163,359	$ 151,232	$ 141,060
Basic net income per share (in dollars per share)	$ 0.67	$ 0.73	$ 0.51	$ 0.38	$ 0.63	$ 0.58	$ 0.45	$ 0.29	$ 2.28	$ 1.93	$ 1.55
Diluted net income per share (in dollars per share)	$ 0.64	$ 0.71	$ 0.5	$ 0.36	$ 0.61	$ 0.56	$ 0.44	$ 0.28	$ 2.2	$ 1.87	$ 1.53
Basic weighted average shares outstanding (in shares)	69,607	71,067	72,560	73,903	75,070	77,582	79,840	81,744	71,788	78,559	90,807
Diluted weighted average shares outstanding (in shares)	71,999	73,341	74,720	76,558	77,682	79,735	81,655	83,583	74,158	80,664	92,320

Quarterly Results Of Operations (Unaudited) (Narrative) (Detail) (USD $)	3 Months Ended								12 Months Ended			3 Months Ended	12 Months Ended	1 Months Ended
	Jun. 26, 2013	Mar. 27, 2013	Dec. 26, 2012	Sep. 26, 2012	Jun. 27, 2012	Mar. 28, 2012	Dec. 28, 2011	Sep. 28, 2011	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011	Jun. 27, 2012 Liquor Licenses [Member]	Jun. 26, 2013 5.75% Notes [Member]	Apr. 30, 2013 Sale Of Macaroni Grill [Member]
Quarterly Financial Data [Line Items]
Gains (Losses) on Extinguishment of Debt									$ (15,768,000)	$ 0	$ 0		$ 15,800,000
Long-lived asset impairments	4,600,000		700,000		2,000,000		1,100,000		5,276,000	3,139,000	1,937,000
Severance Costs	1,000,000	1,300,000							2,235,000	0	5,034,000
Lease termination charges	600,000		1,100,000	400,000		800,000	1,900,000	500,000
Proceeds from sale														8,300,000
Gain Loss On Sale Of Land	400,000		2,300,000		2,000,000			1,300,000	2,900,000
Impairment of liquor licenses									$ 170,000	$ 2,641,000	$ 0	$ 2,600,000